1
The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments — June 30, 2025 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS — 75 .6%
Business Services — 1 .3%
$ 1,000,000 Live Nation Entertainment Inc. ,
2.875% , 01/15/30 ............... $ 1,090,000
Computer Software and Services — 16 .6%
Akamai Technologies Inc.
1,375,000 1.125% , 02/15/29 ............... 1,308,313
900,000 0.250% , 05/15/33 ............... 933,750
150,000 Bitdeer Technologies Group ,
4.875% , 07/01/31 ............... 145,050
1,000,000 Box Inc. ,
1.500% , 09/15/29 ............... 1,032,500
1,350,000 CSG Systems International Inc. ,
3.875% , 09/15/28 ............... 1,527,525
600,000 CyberArk Software Ltd. ,
Zero Coupon , 06/15/30 ........... 618,000
1,000,000 Lumentum Holdings Inc. ,
1.500% , 12/15/29 ............... 1,536,000
800,000 Nutanix Inc. ,
0.500% , 12/15/29 ............... 908,556
800,000 Pagaya Technologies Ltd. ,
6.125% , 10/01/29 ............... 1,420,400
420,000 PAR Technology Corp. ,
1.000% , 01/15/30 ............... 420,787
1,500,000 Parsons Corp. ,
2.625% , 03/01/29 ............... 1,602,000
1,000,000 Progress Software Corp. ,
3.500% , 03/01/30 ............... 1,161,500
550,000 Snowflake Inc. ,
Zero Coupon , 10/01/29 ........... 856,831
1,118,000 Veritone Inc. ,
1.750% , 11/15/26 ............... 469,560
13,940,772
Consumer Services — 2 .1%
300,000 MakeMyTrip Ltd. ,
Zero Coupon , 07/01/30 ........... 320,474
1,000,000 Uber Technologies Inc. , Ser. 2028 ,
0.875% , 12/01/28 ............... 1,431,500
1,751,974
Diversified Industrial — 0 .5%
450,000 Enovix Corp. ,
3.000% , 05/01/28 ............... 436,050
Energy and Energy Services — 0 .6%
500,000 FirstEnergy Corp. ,
3.875% , 01/15/31 ............... 507,000
Energy and Utilities — 16 .6%
Array Technologies Inc.
1,258,000 1.000% , 12/01/28 ............... 1,000,980
Principal
Amount
Market
Value
$ 300,000 2.875% , 07/01/31 ............... $ 297,538
1,300,000 Bloom Energy Corp. ,
3.000% , 06/01/28 ............... 1,925,950
1,100,000 CMS Energy Corp. ,
3.375% , 05/01/28 ............... 1,172,050
1,000,000 Fluor Corp. ,
1.125% , 08/15/29 ............... 1,313,250
2,200,000 Nabors Industries Inc. ,
1.750% , 06/15/29 ............... 1,270,500
1,875,000 Northern Oil & Gas Inc. ,
3.625% , 04/15/29 ............... 1,961,719
1,400,000 PPL Capital Funding Inc. ,
2.875% , 03/15/28 ............... 1,515,574
1,800,000 TXNM Energy Inc. ,
5.750% , 06/01/54 ............... 2,341,119
1,000,000 WEC Energy Group Inc. ,
4.375% , 06/01/29 ............... 1,156,500
13,955,180
Equipment and Supplies — 0 .6%
400,000 Mirion Technologies Inc. ,
0.250% , 06/01/30 ............... 462,200
Financial Services — 10 .0%
1,700,000 Cardlytics Inc. ,
4.250% , 04/01/29 ............... 684,675
1,750,000 Cleanspark Inc. ,
Zero Coupon , 06/15/30 ........... 1,721,408
800,000 Coinbase Global Inc. ,
0.250% , 04/01/30 ............... 1,048,400
1,000,000 Galaxy Digital Holdings LP ,
2.500% , 12/01/29 ............... 1,230,003
800,000 Oddity Finance LLC ,
Zero Coupon , 06/15/30 ........... 869,651
600,000 Riot Platforms Inc. ,
0.750% , 01/15/30 ............... 624,000
500,000 SoFi Technologies Inc. ,
1.250% , 03/15/29 ............... 1,019,450
1,000,000 Vertex Inc. ,
0.750% , 05/01/29 ............... 1,200,518
8,398,105
Food and Beverage — 1 .1%
800,000 Fomento Economico Mexicano SAB de CV ,
2.625% , 02/24/26 ............... 941,429
Health Care — 13 .0%
500,000 Alnylam Pharmaceuticals Inc. ,
1.000% , 09/15/27 ............... 650,750
1,050,000 ANI Pharmaceuticals Inc. ,
2.250% , 09/01/29 ............... 1,191,259
1,200,000 Bridgebio Pharma Inc. ,
1.750% , 03/01/31 ............... 1,402,200

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Health Care (Continued)
$ 1,500,000 Evolent Health Inc. ,
3.500% , 12/01/29 ............... $ 1,280,480
1,000,000 Exact Sciences Corp. ,
2.000% , 03/01/30 ............... 1,015,000
1,000,000 Integer Holdings Corp. ,
1.875% , 03/15/30 ............... 1,044,000
1,000,000 Jazz Investments I Ltd. ,
3.125% , 09/15/30 ............... 1,065,000
625,000 Pacira BioSciences Inc. ,
2.125% , 05/15/29 ............... 613,255
1,500,000 Sarepta Therapeutics Inc. ,
1.250% , 09/15/27 ............... 1,083,750
750,000 TransMedics Group Inc. ,
1.500% , 06/01/28 ............... 1,204,379
10,550,073
Metals and Mining — 2 .1%
1,000,000 MP Materials Corp. ,
3.000% , 03/01/30 ............... 1,735,500
Real Estate Investment Trusts — 4 .4%
1,600,000 Digital Realty Trust LP ,
1.875% , 11/15/29 ............... 1,686,240
1,450,000 Redfin Corp. ,
0.500% , 04/01/27 ............... 1,308,768
750,000 Redwood Trust Inc. ,
7.750% , 06/15/27 ............... 742,865
3,737,873
Retail — 1 .5%
1,000,000 Alibaba Group Holding Ltd. ,
0.500% , 06/01/31 ............... 1,278,824
Security Software — 0 .3%
220,000 Cloudflare Inc. ,
Zero Coupon , 06/15/30 ........... 237,930
Semiconductors — 3 .9%
1,500,000 indie Semiconductor Inc. ,
3.500% , 12/15/29 ............... 1,376,250
1,000,000 MKS Inc. ,
1.250% , 06/01/30 ............... 990,500
650,000 OSI Systems Inc. ,
2.250% , 08/01/29 ............... 883,350
3,250,100
Principal
Amount
Market
Value
Telecommunications — 1 .0%
$ 650,000 Applied Digital Corp. ,
2.750% , 06/01/30 ............... $ 846,014
TOTAL CONVERTIBLE CORPORATE
BONDS ....................... 63,519,024
Shares
MANDATORY CONVERTIBLE SECURITIES (a) — 12 .6%
Aerospace — 1 .2%
14,465 The Boeing Co. ,
6.000% , 10/15/27 ............... 983,620
Computer Software and Services — 1 .8%
26,000 Hewlett Packard Enterprise Co. ,
7.625% , 09/01/27 ............... 1,530,880
Diversified Industrial — 0 .9%
13,000 Chart Industries Inc. , Ser. B ,
6.750% , 12/15/25 ............... 785,200
Energy and Utilities — 2 .1%
40,000 NextEra Energy Inc. ,
7.234% , 11/01/27 ............... 1,770,000
Financial Services — 3 .2%
25,000 Ares Management Corp. , Ser. B ,
6.750% , 10/01/27 ............... 1,325,000
10,000 KKR & Co. Inc. , Ser. D ,
6.250% , 03/01/28 ............... 536,000
7,000 Shift4 Payments Inc. ,
6.000% , 05/01/28 ............... 806,400
2,667,400
Health Care — 1 .8%
19,000 BrightSpring Health Services Inc. ,
6.750% , 02/01/27 ............... 1,568,450
Semiconductors — 1 .6%
20,000 Microchip Technology Inc. ,
7.500% , 03/15/28 ............... 1,332,800
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................... 10,638,350
COMMON STOCKS — 5 .3%
Aerospace — 0 .1%
400 The Boeing Co. † .................. 83,812
Automotive: Parts and Accessories — 0.0%
500 Dana Inc. ....................... 8,575
Broadcasting — 0 .1%
44,000 Grupo Televisa SAB , ADR ............ 96,360

The Gabelli Convertible and Income Securities Fund Inc.
Schedule of Investments (Continued) — June 30, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Computer Hardware — 0 .1%
400 International Business Machines Corp. .. $ 117,912
Diversified Industrial — 0 .7%
100 AMETEK Inc. .................... 18,096
1,000 General Electric Co. ................ 257,390
500 ITT Inc. ........................ 78,415
3,000 Textron Inc. ..................... 240,870
594,771
Energy and Energy Services — 0 .1%
2,500 Halliburton Co. ................... 50,950
Energy and Utilities — 0 .2%
12,000 Algonquin Power & Utilities Corp. ...... 68,760
800 National Fuel Gas Co. .............. 67,768
136,528
Entertainment — 0 .1%
1,000 Atlanta Braves Holdings Inc. , Cl. A † .... 49,210
7,500 Ollamani SAB † ................... 19,984
1,000 Paramount Global , Cl. A ............. 22,950
92,144
Equipment and Supplies — 0.0%
150 Donaldson Co. Inc. ................ 10,402
Financial Services — 1 .7%
300 American Express Co. .............. 95,694
600 Citigroup Inc. .................... 51,072
300 JPMorgan Chase & Co. ............. 86,973
200 Julius Baer Group Ltd. .............. 13,521
200 Morgan Stanley .................. 28,172
4,000 State Street Corp. ................. 425,360
7,500 The Bank of New York Mellon Corp. .... 683,325
100 The PNC Financial Services Group Inc. .. 18,642
1,402,759
Food and Beverage — 0 .1%
600 Pernod Ricard SA ................. 59,793
700 Remy Cointreau SA ................ 35,720
600 The Campbell's Company ........... 18,390
113,903
Health Care — 0 .7%
300 Johnson & Johnson ............... 45,825
1,000 Merck & Co. Inc. .................. 79,160
1,400 Perrigo Co. plc ................... 37,408
6,300 Pfizer Inc. ...................... 152,712
7,000 Roche Holding AG , ADR ............ 285,320
600,425
Shares
Market
Value
Hotels and Gaming — 0.0%
100 Wynn Resorts Ltd. ................ $ 9,367
Metals and Mining — 0 .1%
1,000 Newmont Corp. .................. 58,260
Real Estate Investment Trusts — 0 .9%
7,205 Crown Castle Inc. ................. 740,170
Retail — 0 .2%
150 Costco Wholesale Corp. ............. 148,491
Telecommunications — 0 .2%
200 Swisscom AG .................... 141,786
Transportation — 0.0%
150 GATX Corp. ..................... 23,034
TOTAL COMMON STOCKS ........... 4,429,649
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 6 .5%
$ 5,510,000 U.S. Treasury Bills,
4.229 % to 4.313% †† , 07/31/25 to
09/25/25 ...................... 5,465,038
TOTAL INVESTMENTS — 100 .0% .....
(Cost $ 76,366,593 ) .............. $ 84,052,061
(a) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt